TRADE AND NOTES RECEIVABLES	12 Months Ended
Dec. 31, 2019
TRADE AND NOTES RECEIVABLES
TRADE AND NOTES RECEIVABLES

13.    TRADE AND NOTES RECEIVABLES

	December 31	December 31,
	2018	2019
Trade receivables	5,868,796	5,273,969
Less: provision for impairment	(659,261)	(714,857)
	5,209,535	4,559,112

Notes receivable	2,894,482	2,834,011

	8,104,017	7,393,123

As at December 31, 2019, except for trade and notes receivables of the Group amounting to RMB1,111 million (December 31, 2018: RMB1,403 million) which were denominated in USD, all trade and notes receivables were denominated in RMB.

Included in the Group’s trade and notes receivables are amounts due from the Group’s joint ventures and associates of RMB788 million (December 31, 2018: RMB820 million) and RMB0.03 million (December 31, 2018: RMB7 million), respectively, which are repayable on credit terms similar to those offered to the major customers of the Group.

As at December 31, 2019, the Group had pledged notes receivable amounting to RMB667 million to exchange notes receivable (December 31, 2018: notes receivable amounting to RMB934 million) as set out in Note 24 to the financial statements.

Trade receivables are non-interest-bearing and are generally on terms of 3 to 12 months. Certain of the Group’s sales were on advance payments or documents against payment. In some cases, these terms are extended for qualifying long term customers that have met specific credit requirements. As at December 31, 2019, the ageing analysis of trade and notes receivables was as follows:

	December 31,	December 31,
	2018	2019
Within 1 year	3,320,735	2,907,407
Between 1 and 2 years	906,302	742,477
Between 2 and 3 years	158,162	377,836
Over 3 years	1,483,597	1,246,249
	5,868,796	5,273,969

Less: provision for impairment	(659,261)	(714,857)

	5,209,535	4,559,112

Impairment under IFRS 9 for the year ended December 31, 2018 and 2019

An impairment analysis is performed at each reporting date using a provision matrix to measure expected credit losses. The provision rates are based on days past due for groupings of various customer segments with similar loss patterns (i.e., by geographical region, product type, customer type and rating, and coverage by letters of credit or other forms of credit insurance). The calculation reflects the probability-weighted outcome, the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions.

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:

As at December 31, 2018

	Gross carrying	Expected credit	Expected credit
	amount	losses	loss rate (%)
Alumina and primary aluminum
Within 1 year	401,691	3,696	0.92
Between 1 and 2 years	55,766	6,179	11.08
Between 2 and 3 years	16,546	14,893	90.01
Over 3 years	379,213	359,759	94.87
	853,216	384,527	/
Trading
Within 1 year	473,153	662	0.14
Between 1 and 2 years	4,146	70	1.68
Between 2 and 3 years	74	3	3.80
Over 3 years	19,422	3,787	19.50
	496,795	4,522	/
Energy
Within 1 year	88,462	3,388	3.83
Between 1 and 2 years	3,217	685	21.28
Between 2 and 3 years	15,417	3,688	23.92
Over 3 years	12,710	6,216	48.91
	119,806	13,977	/
Corporate and other operating segments
Within 1 year	108,627	6,539	6.02
Between 1 and 2 years	10,974	7,767	70.78
Between 2 and 3 years	4,026	3,823	94.96
Over 3 years	25,800	25,142	97.45
	149,427	43,271	/

	1,619,244	446,297

Individually assessed trade receivables	4,249,552	212,964

	5,868,796	659,261

As at December 31, 2019

	Gross carrying	Expected credit	Expected credit
	amount	losses	loss rate (%)
Alumina and primary aluminum
Within 1 year	207,602	1,910	0.92
Between 1 and 2 years	47,883	5,305	11.08
Between 2 and 3 years	20,712	18,643	90.01
Over 3 years	205,395	194,858	94.87
	481,592	220,716	/
Trading
Within 1 year	113,596	159	0.14
Between 1 and 2 years	—	—	1.69
Between 2 and 3 years	1,001	41	4.05
Over 3 years	79,793	15,560	19.50
	194,390	15,760	/
Energy
Within 1 year	348,399	13,343	3.83
Between 1 and 2 years	11,722	2,496	21.29
Between 2 and 3 years	9,073	2,170	23.92
Over 3 years	7,269	3,555	48.91
	376,463	21,564	/
Corporate and other operating segments
Within 1 year	51,774	3,117	6.02
Between 1 and 2 years	18,129	12,831	70.78
Between 2 and 3 years	5,399	5,127	94.96
Over 3 years	6,176	6,019	97.45
	81,478	27,094	/

	1,133,923	285,134

Individually assessed trade receivables	4,140,046	429,723

	5,273,969	714,857

Movements in the loss allowance for impairment of trade and notes receivables are as follows:

	2018	2019
As at January 1	546,102	659,261
Effect of adoption of IFRS 9	112,407	—
At beginning of year	658,509	659,261

Impairment loss	64,544	236,238
Written off	(33,469)	(97,554)
Reversal	(20,466)	(83,095)
Others	(9,857)	7

As at December 31	659,261	714,857

As at December 31, 2019, the Group has derecognized notes receivable that have been discounted or endorsed but not yet due carrying amount in aggregate of RMB34,506 million (December 31, 2018: RMB29,273 million). In addition, as at December 31, 2019, the Group has not derecognized notes receivable that have been discounted or endorsed but not yet due with a carrying amount of RMB357 million (December 31, 2018: RMB444 million).

The derecognized notes receivable had a maturity of one to six months at the end of the reporting period. In accordance with the Law of Negotiable Instruments in the PRC, the holders of the derecognized notes receivable have a right of recourse against the Group if the PRC banks default (the “Continuing Involvement”). In the opinion of the directors, the Group has transferred substantially all risks and rewards relating to the derecognized notes receivable. Accordingly, it has derecognized the full carrying amounts of the derecognized notes receivable and the associated trade payables. The maximum exposure to loss from the Group’s Continuing Involvement in the derecognized notes receivable and the undiscounted cash flows to repurchase these derecognized notes receivable is equal to their carrying amounts. In the opinion of the directors, the fair values of the Group’s Continuing Involvement in the derecognized notes receivable are not significant.

During the year ended December 31, 2019, the Group has not recognized any gain or loss on the date of transfer of the derecognized notes receivable. No gains or losses were recognized from the Continuing Involvement, both during the year or cumulatively. The endorsement has been made evenly throughout the year.